Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Equity

Note 9 - Equity

A.	The Company’s share capital

	As of December 31, 2017		As of December 31, 2016
	Number of shares thousand
	Authorized	Issued and paid-in	Authorized	Issued and paid-in

Ordinary shares, no par value	5,000,000	224,443	5,000,000	153,237
Class A preferred shares, no par value	2,000	-	2,000	-
Class B preferred shares, no par value	2,000	-	2,000	-
Class C preferred shares, no par value	2,000	-	2,000	-
Class D preferred shares, no par value	2,000	-	2,000	-
Class E preferred shares, no par value	2,000	-	2,000	-

B.	Changes in share capital during the year

	For the year ended December 31
	2017	2016	2015
	Number of shares thousand

Issued as at January 1	153,237	77,756	5,972
Issuance of ADSs	48,635	47,576	63,178
Issuance of shares	*11,293	-	6,388
Share issuance deriving from a strategic cooperation agreement	-	3,010	597
Share issuance due to meeting of milestone	-	-	1,379
Share based payments	11,278	669	-
Exercise of warrants	-	24,226	242

Issued as at December 31	224,443	153,237	77,756

(*)	See Note 4.

C.	Financing rounds

1.	In July 2017, in a registered direct offering on the NASDAQ, the Company raised USD 3.5 million gross (approximately USD 3.1 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 2,431,746 ADSs in a concurrent private placement and 1,215,873 non-listed warrants to purchase 1,215,873 ADSs. Each non-listed warrant is exercisable until January 14, 2023 at an exercise price of USD 1.50 per ADS. The ADS’s issued were recorded in equity and in an amount of USD 2,174 thousand. The warrants were considered a derivative instrument and are recorded as a liability. See also Note 20B.

2.	In July 2016, in a public offering on the NASDAQ, the Company raised USD 12 million (approximately $10.0 million net of placement agent fees and other offering related expenses).

In the public offering the Company issued securities as follows: (i) 2,378,823 Class A units - comprised of 2,378,823 ADSs and 2,378,823 Series A warrants to purchase 2,378,823 ADSs, and (ii) 1,150,589 Class B units - comprised of 1,150,589 prefunded Series B warrants to purchase 1,150,589 ADSs and 1,150,589 Series A warrants to purchase 1,150,589 ADSs.

The July 2016 public offering was completed at a price of USD 3.40 per unit. Each Series A warrant is exercisable through November 25, 2020 for an exercise price of USD 3.78, as adjusted following the July 2016 offering. All of the Series B warrants had been exercised by August 31, 2016 for an exercise price of USD 0.01 per ADS.

In addition, the Company granted representatives of the placement agent non-traded warrants to purchase up to 141,176 ADSs for an exercise price of USD 4.08.

3.	In November 2015, in a public offering on the NASDAQ, the Company raised USD 13.0 million, (approximately USD 10.6 million after deduction of underwriters’ commissions and public offering related expenses). On November 20, 2015, the Company’s ADSs and warrants commenced trading on the NASDAQ under the symbols KTOV and KTOVW, respectively. The public offering was completed on November 25, 2015.

In the November 2015 public offering the Company issued 3,158,900 ADSs and 3,158,900 Series A warrants to purchase 3,158,900 ADSs. Each ADS represents 20 ordinary shares with no par value. Each warrant enables the purchase of 1 ADS. The public offering was completed at a price of USD 4.13 for a unit of 1 ADS and 1 warrant. Each warrant is exercisable for a period of 5 years for an initial exercise price of USD 4.13, which has since been adjusted to USD 3.78. In addition, the Company granted the underwriters the right to sell within 45 days up to 473,835 ADSs and/or 473,835 Series A warrants at the same terms as the public offering (of which the underwriters exercised the right to sell 220,074 warrants). The Company also granted the underwriters non-traded warrants to purchase up to 157,945 ADSs for an exercise price of USD 4.956.

D.	Other equity transactions

1.	On October 30, 2017, the Company issued to a vendor of the Company, in consideration for services provided by the vendor to the Company, 67,367 ADSs (representing 1,347,340 ordinary shares of the Company). The fair value of the ADSs was measured at USD 96 thousand, out of which, USD 83 thousand were recorded as an expense under general and administrative expenses, and USD 13 thousand were deferred and recorded under prepaid expenses (under “other current assets”) in the statement of financial position.

2.	During October and December 2017, the Company issued 9,930,672 ordinary shares on account of vested RSUs. See also Note 10.

3.	During 2016, the Company issued 669,100 shares to service providers for services granted. The fair value of the shares was measured at the fair value of the services, and amounted to USD 103 thousand.

4.	In May 2016 the Company issued 3,009,888 shares to Dexcel Ltd. following meeting a milestone in accordance with the agreement between the Company and Dexcel Ltd. The fair value of the shares was USD 500 thousand.

5.	During 2016 the Company issued 1,214,340 shares derived from the exercise of Series A warrants, for proceeds of USD 302 thousand.

E.	Non-controlling interests

The following table summarizes the information relating to a subsidiary that has material non-controlling interests, before any intra-group eliminations:

December 31, 2017 in USD thousand	TyrNovo Ltd.

Non-controlling interests percentage	35.28%
Non-current assets	3
Current assets	158
Current liabilities	(2,676)
Net assets	(2,515)
Net assets attributable to non-controlling interests	(887)
Loss	2,088
Loss allocated to non-controlling interests	736